Other (losses)/gains, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other (losses)/gains, net
Net exchange (loss)/gain	$ (857)	$ 1,257	$ (1,147)
Forfeiture of advances from customers (Note (i))	1,088	432
Gain on bargain purchase	285
Others	171	152	65
Total	$ 687	$ 1,841	$ (1,082)